SUBSEQUENT EVENT (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
SUBSEQUENT EVENT
Outstanding loan balance of customer by which fraud perpetrated		$ 988,668,268	$ 975,727,642
Loans charged off of customer by which fraud perpetrated	5,900,000	15,685,376	23,652,245	16,467,991
Commercial loans
SUBSEQUENT EVENT
Loans charged off of customer by which fraud perpetrated		8,179,343	6,677,515	6,751,577
Commercial loans | Customer
SUBSEQUENT EVENT
Outstanding loan balance of customer by which fraud perpetrated		7,000,000
Amount of loans collateral with bank's possession		631,000
Subsequent event | Commercial loans | Customer
SUBSEQUENT EVENT
Number of customers by which an elaborate fraud perpetrated against bank is uncovered		1
Loans charged off of customer by which fraud perpetrated		$ 6,400,000